UBS Series Funds

September 29, 2021

Supplement to the Prospectus dated August 27, 2021.

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Select ESG Prime Institutional Fund

Dear Investor,

The purpose of this supplement is to update certain information contained in the Prospectus for UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select ESG Prime Institutional Fund (each, a “fund” and together, the “funds”). These disclosure changes will become effective on October 1, 2021 (“Effective Date”).

First, the temporary reduction in the minimum initial investment amount for investors purchasing shares of the funds through UBS Financial Services Inc. is extended through March 31, 2022.

Second, this supplement updates certain information for UBS Select ESG Prime Institutional Fund regarding the extension of the voluntary fee waiver through November 30, 2021.

The Prospectus is hereby supplemented as shown below.

I. UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select ESG Prime Institutional Fund

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Prime Institutional Fund beginning on page 8 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000.

ZS-1119

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Government Institutional Fund on page 13 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select Treasury Institutional Fund beginning on page 19 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000.

On the Effective Date, the section captioned “Fund summary” and sub-captioned “Purchase & sale of fund shares” for UBS Select ESG Prime Institutional Fund on page 26 of the Prospectus is revised by replacing the fourth sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $100,000.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment.” beginning on page 38 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000 for UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund and $100,000 for UBS Select ESG Prime Institutional Fund.

On the Effective Date, the section captioned “Managing your fund account” and sub-captioned “Minimum investment.” beginning on page 44 of the Prospectus is revised by replacing the first sentence of that section in its entirety with the following:

The minimum investment level for initial purchases generally is $1,000,000, except the minimum investment level for initial purchases made through UBS Financial Services Inc. through March 31, 2022 is $500,000 for UBS Select Prime Institutional Fund, UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund and $100,000 for UBS Select ESG Prime Institutional Fund.

II. UBS Select ESG Prime Institutional Fund

On the Effective Date, the section captioned “Management” and sub-captioned “Advisory and administration fees” beginning on page 52 of the Prospectus is revised by replacing the first sentence of the fifth paragraph of that section in its entirety with the following:

UBS AM will voluntarily waive its 0.10% master fund level fee in order to voluntarily reduce UBS Select ESG Prime Institutional Fund’s expenses by 0.10% until November 30, 2021.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

2